Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Our Chief Executive Officer is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and the other named executive officers for each of the fiscal years ended December
31
, 2023, 2022 and 2021 and our financial performance for
each
such fiscal year:

Year	Summary Compensation Table Total for PEO ($) (1)		Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers ($) (1)		Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (4)	CEBITDA ($) (5)
							Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)
2023	15,952,976		20,239,579	6,480,194		8,875,106	29.85	71.27	13,953,160	122,040,629
2022	10,398,594		(10,419,083)	5,676,307		(2,068,778)	20.45	44.15	(48,733,016)	80,878,805
2021	18,860,829	(6)	34,286,052	30,474,909	(6)	9,876,874	42.46	84.20	(108,663,739)	65,544,984

(1)	For the fiscal years ended December 31, 2023, 2022 and 2021, our PEO and remaining non-PEO named executive officers were as follows:

Year	PEO	Non-PEO Named Executive Officers
2023	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller
2022	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller
2021	Mr. Wernikoff	Messrs. Watson and Preece

(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2023. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2023, see the “
Compensation Discussion and Analysis
” section above.

	2023
	PEO	Average for Non- PEO Named Executive Officers

Total Reported in Summary Compensation Table	$15,952,976	$6,480,194
Minus: Reported SCT Value of Equity Awards (a)	$14,916,699	$5,746,016
Plus: Equity Award Adjustments (b)	$19,203,302	$8,140,928
Compensation Actually Paid	$20,239,579	$8,875,106

(a)	The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
PEO	$14,302,904	$1,610,146	$3,290,252	$19,203,302
Non-PEO	$5,661,565	$1,251,224	$1,228,139	$8,140,928

(3)
Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on
Form 10-K
for the year ended December 31, 2023 and filed with the SEC on February 29, 2024. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 29, 2021, the date of our IPO.

(4)	Represents net income (loss) reported in our audited financial statements for the applicable year.

(5)
The Company’s most important financial performance measure is CEBITDA (Adjusted EBITDA plus change in deferred revenue), a non-GAAP
measure. Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, which was filed with the SEC on February 29, 2024. Adjusted EBITDA is then further adjusted for the change in transaction and subscription deferred revenue for the period, which was $3.35 million for the year ended December 31, 2023.

(6)
The total compensation reported in the Summary Compensation Table in 2021 for our PEO and
non-PEO
named executive officers includes the incremental fair value related to modifications of stock awards granted in prior years. See the section titled “
Executive Compensation Tables—Summary Compensation Table—2021 Equity Award Modifications
” above. For our named executive officers in 2021, the total modification value included in the reported value of equity awards in the Summary Compensation Table was as follows: Mr. Wernikoff ($11,355,440), Mr. Watson ($26,792,346) and Mr. Preece ($26,158,244).

Company Selected Measure Name	CEBITDA
Named Executive Officers, Footnote	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson and Preece
Peer Group Issuers, Footnote
(3)
Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on
Form 10-K
for the year ended December 31, 2023 and filed with the SEC on February 29, 2024. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 29, 2021, the date of our IPO.

PEO Total Compensation Amount	$ 15,952,976	$ 10,398,594	$ 18,860,829
PEO Actually Paid Compensation Amount	$ 20,239,579	(10,419,083)	34,286,052
Adjustment To PEO Compensation, Footnote
(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2023. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2023, see the “
Compensation Discussion and Analysis
” section above.

	2023
	PEO	Average for Non- PEO Named Executive Officers

Total Reported in Summary Compensation Table	$15,952,976	$6,480,194
Minus: Reported SCT Value of Equity Awards (a)	$14,916,699	$5,746,016
Plus: Equity Award Adjustments (b)	$19,203,302	$8,140,928
Compensation Actually Paid	$20,239,579	$8,875,106

(a)	The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
PEO	$14,302,904	$1,610,146	$3,290,252	$19,203,302
Non-PEO	$5,661,565	$1,251,224	$1,228,139	$8,140,928

Non-PEO NEO Average Total Compensation Amount	$ 6,480,194	5,676,307	30,474,909
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,875,106	(2,068,778)	9,876,874
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2023. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2023, see the “
Compensation Discussion and Analysis
” section above.

	2023
	PEO	Average for Non- PEO Named Executive Officers

Total Reported in Summary Compensation Table	$15,952,976	$6,480,194
Minus: Reported SCT Value of Equity Awards (a)	$14,916,699	$5,746,016
Plus: Equity Award Adjustments (b)	$19,203,302	$8,140,928
Compensation Actually Paid	$20,239,579	$8,875,106

(a)	The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Total Equity Award Adjustments
PEO	$14,302,904	$1,610,146	$3,290,252	$19,203,302
Non-PEO	$5,661,565	$1,251,224	$1,228,139	$8,140,928

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between the compensation actually paid or earned by our na
med executive officers and (i) the Company’s cumulative total stockholder return and (ii) the cumulative total stockholder return of the Nasdaq CTA Internet index (as disclosed above), in each case, assuming an initial fixed investment of $100 on June 30, 2021, the date of our IPO.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our PEO, the average compensation actually paid to our remaining named executive officers and CEBITDA.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our PEO, the average compensation actually paid to our remaining named executive officers and net loss.
Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between the compensation actually paid or earned by our na
med executive officers and (i) the Company’s cumulative total stockholder return and (ii) the cumulative total stockholder return of the Nasdaq CTA Internet index (as disclosed above), in each case, assuming an initial fixed investment of $100 on June 30, 2021, the date of our IPO.

Tabular List, Table
Tabular List of Financial Performance Measures
The following table presents the financial and
non-financial
measures that, in our assessment, represent the most important financial measures used by
the Company to link compensation actually paid to our named executive officers to Company performance in 2023. CEBITDA (a financial performanc
e
measure) and subscription bookings and net bookings (each a
non-financial
performance measure) are each used for purposes of determining cash payouts under the Company’s annual bonus plan. CEBITDA is the only financial performance measure we used to link compensation actually paid to our named executive officers to Company performance in 2023. See above under “
Compensation Discussion and Analysis—Material Elements of Compensation—Annual Bonus Plan
.” Over time we have considered different performance measures to be the most important, and we would expect them to change in the future as well.

Most Important Performance Measures
CEBITDA Subscription Bookings Net Bookings
All information provided above under the
“Pay-Versus-Performance”
heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 29.85	20.45	42.46
Peer Group Total Shareholder Return Amount	71.27	44.15	84.2
Net Income (Loss)	$ 13,953,160	$ (48,733,016)	$ (108,663,739)
Company Selected Measure Amount	122,040,629	80,878,805	65,544,984
PEO Name	Mr. Wernikoff	Mr. Wernikoff	Mr. Wernikoff
Measure:: 1
Pay vs Performance Disclosure
Name	CEBITDA
Non-GAAP Measure Description
(5)
The Company’s most important financial performance measure is CEBITDA (Adjusted EBITDA plus change in deferred revenue), a non-GAAP
measure. Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023, which was filed with the SEC on February 29, 2024. Adjusted EBITDA is then further adjusted for the change in transaction and subscription deferred revenue for the period, which was $3.35 million for the year ended December 31, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Subscription Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Net Bookings
Mr. Wernikoff [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	$ (11,355,440)
Mr. Watson [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(26,792,346)
Mr. Preece [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(26,158,244)
PEO | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,916,699
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,203,302
PEO | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,302,904
PEO | YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,610,146
PEO | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,290,252
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,203,302
Non-PEO NEO | Reported SCT Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,746,016
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,140,928
Non-PEO NEO | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,661,565
Non-PEO NEO | YearOverYear Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,251,224
Non-PEO NEO | YearOverYear Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,228,139
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,140,928